COMMITMENTS AND CONTINGENCIES - Summary Of Lessee Operating Lease Liability Maturity (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2022	$ 3,484
2023	4,865
2024	4,970
2025	4,928
2026	4,896
Thereafter	5,167
Subtotal	28,310
Total	28,310
Finance Lease, Liability, Payment, Due [Abstract]
2022	21
2023	21
2024	11
2025	8
2026	7
Thereafter	0
Subtotal	68
Less interest on finance leases	15
Total	$ 53	$ 49